Financial Instruments (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Statement Line Items [Line Items]
Other comprehensive income	$ 13,523	$ 912
Net income (loss)	9,780	$ (5,843)
Working capital	228,993
Currency risk [member]
Statement Line Items [Line Items]
Net income (loss)	$ 1,600
Cash percentage	10.00%
Other price risk [member]
Statement Line Items [Line Items]
Short-term investments, percentage	10.00%
Net income (loss)	$ 914